STOCK OPTIONS AND WARRANTS (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, Beginning	478,850	478,850	148,500
Grants	315,000	350	330,000
Exercised
Expired
Outstanding, Ending	793,850	478,850	478,850
Exercisable at End of Year	557,600	396,350
Weighted Average Exercise Price
Outstanding, Beginning	$ 4.00	$ 4.00	$ 9.00
Grants	14.00	1.60	2.00
Exercised
Expired
Outstanding, Ending	8.10	4.00	$ 4.00
Exercisable at End of Year	$ 6.00	$ 5.00
Weighted Average Remaining Contractual Term
Outstanding, Beginning	7 years 6 months	4 years 4 months 24 days	8 years 10 months 25 days
Grants	10 years	10 years	5 years
Outstanding at End of Year	7 years 10 months 25 days	8 years 10 months 25 days	7 years 6 months
Exercisable at End of Year	7 years 2 months 12 days	8 years 10 months 25 days	7 years 3 months 19 days
Aggregate Intrinsic Value
Outstanding, Beginning	$ 5,927,877	$ 5,927,877	$ 326,700
Grants
Expired
Outstanding at End of Year	2,832,140	5,927,877	5,927,877
Exercisable at End of Year	$ 2,832,140	$ 326,700	$ 4,725,027